INTEREST INCOME (EXPENSES), NET - Schedule of Interest Income (Expenses) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest Expense, Operating and Nonoperating [Abstract]
Interest expense	$ (176,593)	$ (137,459)
Interest income	221,911	884
Total interest income (expense), net	$ 45,318	$ (136,575)